Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Nov. 30, 2021	Nov. 30, 2020
Current
Cash	$ 16,053	$ 20,344
Marketable securities and derivatives	3,072	1,032
Trade and other receivables	28,611	27,544
Prepaid expenses and other current assets	16,261	12,530
Promissory note receivable	87	1,409
Income tax receivable	4,430	1,236
Indemnity assets	11,368
Inventory	42,039	14,383
Biological assets	227
Current assets	122,148	78,478
Non-Current
Property, plant and equipment	77,411	53,156
Intangible assets	91,903	31,819
Goodwill	53,222	4,123
TOTAL ASSETS	344,684	167,576
Current
Accounts payable and accrued liabilities	36,926	14,396
Term loan and other debt - current	9,723	2,025
Contractual obligation - current	1,817	1,660
Lease liabilities - current	1,406	547
Contingent consideration - current	761
Onerous contract provision		819
Other liability	11,368
Income taxes payable		414
Current liabilities	62,001	19,861
Non-Current
Term loan and other debt	16	6,913
Contractual obligation	7,062	9,041
Lease liabilities	4,238	3,903
Contingent consideration	1,857
Deferred tax liability	10,072	472
Liabilities	85,246	40,190
Shareholders' equity
Share capital	336,097	162,585
Reserves	25,122	19,651
Obligation to issue shares	1,463	1,933
Accumulated other comprehensive income	2,573
Deficit	(105,817)	(56,783)
Shareholders' equity	259,438	127,386
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 344,684	$ 167,576